EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2018
EARNINGS PER SHARE
EARNINGS PER SHARE

Note 11—EARNINGS PER SHARE

Basic earnings  per share (“EPS”) is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period. Diluted EPS is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. The following table details the computation of the basic and diluted net earnings  per share:

	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2016
Numerator:
Net income attributable to Hexixndai’s shareholders	$65,481,973	$8,570,864	$3,538,407

Denominator:
Weighted average number of shares outstanding*-basic	44,977,780	42,331,200	42,080,000
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	2,678,483	—	—

Weighted average number of shares outstanding*-diluted	47,656,263	42,331,200	42,080,000

Earnings per common share*-basic	$1.46	$0.20	$0.08
Earnings per common share*-diluted	$1.37	$0.20	$0.08

* The Company believes it is appropriate to reflect the nominal share issuance on a retroactive basis similar to stock split or dividend pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all the periods presented. Please see Note 15 to the consolidated financial statements for additional information related to the nominal share issuance.